Derivative Instruments - Effect of Derivatives on Statement of Operations (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($) instrument	Dec. 31, 2014 USD ($)
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 13,597,021	$ (13,052,471)	$ 45,998,732
Futures, Forward, and Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 13,597,021	$ (13,052,471)	45,998,732
Futures Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	50,266	63,367
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 15,173,868	$ (12,143,057)	47,939,539
Futures Contracts | Agriculturals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	1,009,750	(5,823,922)	4,048,911
Futures Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(2,202,100)	(1,033,607)	14,766,227
Futures Contracts | Energy
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(4,239,891)	7,578,021	10,731,474
Futures Contracts | Interest rates
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	19,692,367	(546,752)	32,913,449
Futures Contracts | Meats
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(161,655)	40,851	3,446,508
Futures Contracts | Metals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(2,242,748)	(493,305)	(7,747,986)
Futures Contracts | Soft commodities
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(785,394)	(1,501,617)	3,171,146
Futures Contracts | Stock indices
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 4,103,539	$ (10,362,726)	(13,390,190)
Forward Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	518	8,724
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 325,950	$ (2,077,514)	(1,940,807)
Forward Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	325,950	(2,077,514)	$ (1,940,807)
Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (1,902,797)	$ 1,168,100